Net interest income (Table)	12 Months Ended
Dec. 31, 2019
Consolidated and separate financial statements [line items]
Net interest income
	2019	2018	2017
	£m	£m	£m
Cash and balances at central banks	1,091	1,123	583
Loans and advances at amortised cost	12,450	12,073	12,069
Financial investments	-	-	754
Fair value through other comprehensive income	1,032	1,029	-
Other	883	316	225
Interest income	15,456	14,541	13,631
Deposits at amortised cost	(2,449)	(2,250)	(1,493)
Debt securities in issue	(1,906)	(1,677)	(915)
Subordinated liabilities	(1,068)	(1,223)	(1,223)
Other	(626)	(329)	(155)
Interest expense	(6,049)	(5,479)	(3,786)
Net interest income	9,407	9,062	9,845